Service Class Shares | SC BlackRock International Index Fund
FUND SUMMARY SCSM BlackRock International Index Fund
INVESTMENT GOAL
To match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of fund expenses.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC BlackRock International Index Fund Service Class
Management Fee		0.40%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.95%
Total Annual Fund Operating Expenses		1.60%
Fee Waiver and Expense Reimbursement		(0.74%)
Net Annual Fund Operating Expenses	[1]	0.86%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC BlackRock International Index Fund Service Class	88	432	801	1,838

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The fund will be substantially invested in securities in the MSCI EAFE Index, and will invest primarily in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of equity securities included in the MSCI EAFE Index. The fund may also invest in derivative instruments, primarily equity index futures, linked to the MSCI EAFE Index and corresponding countries within the Index in order to invest cash pending its investment in stocks. Under normal circumstances, the subadviser will invest in all of the countries represented in the MSCI EAFE Index. The subadviser may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  Foreign stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the MSCI EAFE Index proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  Settlement and clearance procedures in certain foreign markets result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  Limited regulatory oversight of certain foreign banks or securities depositaries that hold foreign securities and foreign currency limit the fund’s ability to recover such assets if a foreign bank or depository or their agents go bankrupt.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing the total return of the fund’s Service Class shares over the past year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since November 15, 2010 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.02%	4th Quarter 2011

Lowest	(20.15)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC BlackRock International Index Fund	One Year	Since Inception	Inception Date
Service Class	(12.70%)	(8.43%)	Nov. 15, 2010
MSCI-EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(9.37%)	Nov. 15, 2010